Condensed Balance Sheets (unaudited) (Quarterly) (Parenthetical) - $ / shares	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 01, 2006
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	700,000,000		700,000,000			700,000,000		0.000200
Common Stock, Shares, Issued	283,893,944		283,893,944			91,586,802
Common Stock, Shares, Outstanding	283,893,944	283,893,944	283,893,944	230,943,944	230,943,944	91,586,802	87,836,802